Form N-1A Supplement	Sep. 25, 2026
MayTech Global Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus, dated September 7, 2026

Effective immediately, in the Fund Summary section of the Prospectus, the “Fund Attributes” section is deleted in its entirety and replaced with the following: